Acquisitions and Divestitures JP Energy Partners Merger (Details) $ in Millions	Mar. 08, 2017 USD ($) business_segment shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares
Business Acquisition [Line Items]
General partners' interest units issued (in shares)		680,000	536,000
Subsequent Event | Affiliated Holders
Business Acquisition [Line Items]
Merger agreement, conversion ratio	0.5775
Subsequent Event | Public Unit Consideration
Business Acquisition [Line Items]
Merger agreement, conversion ratio	0.5225
JPE Energy Partners | Subsequent Event
Business Acquisition [Line Items]
Number of businesses segments acquired | business_segment	3
General Partner
Business Acquisition [Line Items]
General partners' interest units issued (in shares)		143,900	143,517	206,810
General Partner | Subsequent Event
Business Acquisition [Line Items]
General partners' interest units issued (in shares)	20,200,000
Estimated fair value of common units issued | $	$ 322.2
Affiliated Entity | General Partner | Subsequent Event
Business Acquisition [Line Items]
General partners' interest units issued (in shares)	9,800,000